STOCK OPTIONS, WARRANTS AND RESTRICTED STOCK UNITS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 14, 2012
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and Rights Outstanding, Term	5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent	93.75%
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted			852,438	527,731
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 0
Share-Based Payment Arrangement, Expense			$ 0
2011 Incentive Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					500,000